Revenues - Summary of Deductions from Revenue (Detail) - BRL (R$) R$ in Millions			12 Months Ended
	Dec. 29, 2016	Jan. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line Items]
Taxes on revenues			R$ 8,765	R$ 8,547	R$ 7,702
Charges to the consumer			3,547	2,604	2,795
Deductions from revenue			12,312	11,151	10,497
Tax rate for customers in the Commercial, services and other activities	25.00%	18.00%
ICMS [member]
Disclosure of revenue [line Items]
Taxes on revenues			5,657	5,847	5,211
Cofins [member]
Disclosure of revenue [line Items]
Taxes on revenues			2,547	2,237	2,041
PIS and Pasep [member]
Disclosure of revenue [line Items]
Taxes on revenues			553	455	443
Other [Member]
Disclosure of revenue [line Items]
Taxes on revenues			8	8	7
Global Reversion Reserve - RGR [Member]
Disclosure of revenue [line Items]
Charges to the consumer			19	17	(18)
Energy Efficiency Program (P.E.E.) [Member]
Disclosure of revenue [line Items]
Charges to the consumer			64	56	58
Energy Development Account - CDE [Member]
Disclosure of revenue [line Items]
Charges to the consumer			2,603	1,822	2,074
Research and Development - P&D [Member]
Disclosure of revenue [line Items]
Charges to the consumer			38	38	48
National Scientific and Technological Development Fund - FNDCT [Member]
Disclosure of revenue [line Items]
Charges to the consumer			38	38	48
Energy System Expansion Research (EPE of MME) [Member]
Disclosure of revenue [line Items]
Charges to the consumer			19	19	24
Customer charges - Proinfa alternative sources program [Member]
Disclosure of revenue [line Items]
Charges to the consumer			40	39	43
Energy services inspection fee [member]
Disclosure of revenue [line Items]
Charges to the consumer			26	29	35
Royalties for use of water resources [Member]
Disclosure of revenue [line Items]
Charges to the consumer			45	92	123
Customer charges - the 'Flag Tariff' system [member]
Disclosure of revenue [line Items]
Charges to the consumer			R$ 655	R$ 454	R$ 360